AVAILABLE-FOR-SALE FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
AVAILABLE-FOR-SALE FINANCIAL ASSETS [abstract]
Disclosure of available-for-sale financial assets

21.     AVAILABLE-FOR-SALE FINANCIAL ASSETS

	December 31,
	2016	2017
	RMB	RMB

Equity securities, listed and at quoted market price	262	178
Other investment, unlisted and at cost	11,175	1,544

	11,437	1,722
Less: Impairment losses for investments	(29)	(46)

	11,408	1,676

Other investment, unlisted and at cost, represents the Group’s interests in privately owned enterprises which are mainly engaged in oil and natural gas activities and chemical production.

The impairment losses relating to investments for the years ended December 31, 2016 and 2017 amounted to RMB nil and RMB 17, respectively.